UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22186
                                                     ---------

                 Oppenheimer Master International Value Fund LLC
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS--97.3%
CONSUMER DISCRETIONARY--22.4%
AUTO COMPONENTS--1.5%
Continental AG                                            18,336   $   2,065,299
AUTOMOBILES--5.2%
Bayerische Motoren Werke (BMW) AG                         73,707       3,311,104
Hyundai Motor Co.                                         27,488       1,918,351
Toyota Motor Corp.                                        50,897       2,187,027
                                                                   -------------
                                                                       7,416,482
                                                                   -------------
HOUSEHOLD DURABLES--3.6%
Barratt Developments plc                                 280,035         521,070
First Juken Co. Ltd.                                      80,800         221,688
Grande Holdings Ltd. (The)                                   306              69
Haseko Corp.                                           2,867,451       3,114,311
Taylor Wimpey plc                                        605,814         471,322
Thomson SA                                               196,760         859,974
                                                                   -------------
                                                                       5,188,434
                                                                   -------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy Holdings, Inc.                                 48,977         456,235
MEDIA--5.5%
British Sky Broadcasting Group plc                       131,008       1,173,467
Societe Television Francaise 1                           112,947       1,929,545
Vivendi SA                                                85,314       3,565,880
Yell Group plc                                           868,900       1,201,448
                                                                   -------------
                                                                       7,870,340
                                                                   -------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                                        65,758       1,148,424
Dickson Concepts International Ltd.                    1,954,699       1,290,338
Otsuka Kagu Ltd.                                          37,960         348,979
Signet Group plc                                       1,313,345       1,300,787
                                                                   -------------
                                                                       4,088,528
                                                                   -------------
TEXTILES, APPAREL & LUXURY GOODS--3.4%
Aksa Akrilik Kimya Sanayii AS                          1,833,573       3,157,327
Asics Corp.                                              177,240       1,648,123
                                                                   -------------
                                                                       4,805,450
                                                                   -------------
CONSUMER STAPLES--6.3%
FOOD & STAPLES RETAILING--1.6%
Tesco plc                                                319,918       2,273,110
FOOD PRODUCTS--2.9%
Nestle SA                                                 95,499       4,185,303
PERSONAL PRODUCTS--1.8%
Coreana Cosmetics Co. Ltd.                               587,187         678,829
Pacific Corp.                                             15,427       1,908,053
                                                                   -------------
                                                                       2,586,882
                                                                   -------------
ENERGY--7.5%
ENERGY EQUIPMENT & SERVICES--2.9%
Petroleum Geo-Services ASA(1)                            103,520       2,403,129
Seabird Exploration Ltd.(1)                              920,522       1,717,580
                                                                   -------------
                                                                       4,120,709
                                                                   -------------


              1 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

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OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES         VALUE
                                                      ----------   -------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Eni SpA                                                  101,109   $   3,428,707
Esso (Thailand) Public Co. Ltd.                        1,729,700         344,338
Total SA                                                  36,126       2,769,744
                                                                   -------------
                                                                       6,542,789
                                                                   -------------
FINANCIALS--21.5%
CAPITAL MARKETS--1.6%
Credit Suisse Group AG                                    36,134       1,813,992
Ichiyoshi Securities Co. Ltd.                             46,712         458,579
                                                                   -------------
                                                                       2,272,571
                                                                   -------------
COMMERCIAL BANKS--6.0%
Anglo Irish Bank Corp.                                   124,841         984,127
Bank of Ireland                                          361,332       3,002,072
Credit Agricole SA                                        59,945       1,287,561
National Bank of Greece SA                                25,198       1,198,014
Royal Bank of Scotland Group plc (The)                   481,073       2,013,094
                                                                   -------------
                                                                       8,484,868
                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Investor AB, B Shares                                    117,134       2,550,116
RHJ International Ltd.(1)                                 52,228         586,566
                                                                   -------------
                                                                       3,136,682
                                                                   -------------
INSURANCE--8.0%
Aegon NV                                                 274,491       3,227,492
Fondiaria-Sai SpA                                        214,467       4,646,690
Swiss Reinsurance Co.                                     56,197       3,489,977
                                                                   -------------
                                                                      11,364,159
                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
COSMOS INITIA Co. Ltd.                                   737,264       1,049,149
Emperor Entertainment Hotel Ltd.                       5,551,307         978,061
Eurocastle Investment Ltd.                                38,321         295,885
Shanghai Forte Land Co. Ltd.                           3,097,719         825,889
                                                                   -------------
                                                                       3,148,984
                                                                   -------------
THRIFTS & MORTGAGE FINANCE--1.5%
Paragon Group Cos. plc                                 1,134,261       2,211,103
HEALTH CARE--7.5%
HEALTH CARE PROVIDERS & SERVICES--1.4%
Mediceo Paltac Holdings Co. Ltd.                         121,332       2,022,414
PHARMACEUTICALS--6.1%
GlaxoSmithKline plc                                      127,252       2,966,271
Sanofi-Aventis SA                                         42,136       2,962,251
Takeda Pharmaceutical Co. Ltd.                            50,894       2,703,484
                                                                   -------------
                                                                       8,632,006
                                                                   -------------
INDUSTRIALS--9.6%
AEROSPACE & DEFENSE--1.2%
Safran SA                                                101,278       1,705,552
AIRLINES--4.8%
Deutsche Lufthansa AG                                     73,655       1,695,471
Jazz Air Income Fund                                     371,902       1,852,337


              2 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES         VALUE
                                                      ----------   -------------
AIRLINES CONTINUED
Turk Hava Yollari Anonim Ortakligi(1)                    643,942   $   3,271,596
                                                                   -------------
                                                                       6,819,404
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Sperian Protection                                        19,830       2,281,831
CONSTRUCTION & ENGINEERING--1.1%
Joongang Construction Co. Ltd.(1)                         37,817         385,574
Vinci SA                                                  21,967       1,240,893
                                                                   -------------
                                                                       1,626,467
                                                                   -------------
MARINE--0.7%
Evergreen Marine Corp.                                 1,629,000       1,050,650
TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                              39,133         262,787
TRANSPORTATION INFRASTRUCTURE--0.0%
Master Marine AS(1,2)                                        640           1,436
INFORMATION TECHNOLOGY--10.0%
COMMUNICATIONS EQUIPMENT--1.8%
Nokia Oyj                                                 94,581       2,585,230
SunCorp Technologies Ltd.(1)                           2,043,242          36,961
                                                                   -------------
                                                                       2,622,191
                                                                   -------------
COMPUTERS & PERIPHERALS--5.0%
Fujitsu Ltd.                                             216,303       1,577,888
Gemalto NV(1)                                             60,113       2,265,310
Japan Digital Laboratory Co. Ltd.                        289,279       3,319,529
                                                                   -------------
                                                                       7,162,727
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
A&D Co. Ltd.                                             151,884       1,428,712
Nichicon Corp.                                           138,337       1,065,515
                                                                   -------------
                                                                       2,494,227
                                                                   -------------
OFFICE ELECTRONICS--1.4%
Canon, Inc.(3)                                            44,154       2,017,665
MATERIALS--3.7%
CHEMICALS--1.1%
Arkema                                                    29,109       1,474,407
METALS & MINING--2.6%
Arcelor                                                   22,402       1,983,022
Hindalco Industries Ltd.(1)                              533,400       1,765,092
                                                                   -------------
                                                                       3,748,114
                                                                   -------------
TELECOMMUNICATION SERVICES--7.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.3%
Cable & Wireless plc                                     290,225         945,027
France Telecom SA                                         91,478       2,906,623
Telecom Italia SpA                                     1,656,575       2,227,282
Telefonos de Mexico SA de CV, Cl. L                      580,084         733,863
Telmex Internacional SAB de CV(1)                      1,061,884         729,872
                                                                   -------------
                                                                       7,542,667
                                                                   -------------


              3 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES         VALUE
                                                      ----------   -------------

WIRELESS TELECOMMUNICATION SERVICES--2.2%
KDDI Corp.                                                   266   $   1,524,419
Vodafone Group plc                                       616,963       1,656,543
                                                                   -------------
                                                                       3,180,962
                                                                   -------------
UTILITIES--1.3%
ELECTRIC UTILITIES--1.3%
Okinawa Electric Power Co. (The)                          27,833       1,400,873
RusHydro(1)                                            6,650,443         418,306
                                                                   -------------
                                                                       1,819,179
                                                                   -------------
Total Common Stocks (Cost $149,883,663)                              138,682,614
                                                                   -------------

PREFERRED STOCKS--0.3%
Tatneft, Preference (Cost $588,877)                      153,404         429,531
INVESTMENT COMPANY--9.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.67% (4, 5) (Cost $13,893,187)                    13,893,187      13,893,187
                                                                   -------------
TOTAL INVESTMENTS, AT VALUE (COST $164,365,727)            107.3%    153,005,332
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (7.3)    (10,445,830)
                                                      ----------   -------------
NET ASSETS                                                 100.0%  $ 142,559,502
                                                      ==========   =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of July
     31, 2008 was $1,436, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(3.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS        GROSS         SHARES
                                                     APRIL 30, 2008    ADDITIONS   REDUCTIONS   JULY 31, 2008
                                                     --------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      3,951,079     89,222,853   79,280,745     13,893,187

                                                                   DIVIDEND
                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $13,893,187    $68,074

(5.) Rate shown is the 7-day yield as of July 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:


              4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 56,997,421        $53,107
Level 2--Other Significant Observable Inputs      96,007,911             --
Level 3--Significant Unobservable Inputs                  --             --
                                                ------------        -------
   Total                                        $153,005,332        $53,107
                                                ============        =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                          CONTRACT
                                           AMOUNT         EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           BUY/SELL    (000S)            DATES          VALUE     APPRECIATION   DEPRECIATION
--------------------           --------   --------       -------------   ----------   ------------   ------------
British Pound Sterling (GBP)      Buy         707  GBP          8/4/08   $1,400,900      $   198        $    --
Canadian Dollar (CAD)             Buy         150  CAD          8/5/08      145,993           --            174
Euro (EUR)                       Sell       2,550  EUR         8/28/08    3,971,646           --         15,525
Euro (EUR)                        Buy       2,969  EUR   8/1/08-8/5/08    4,629,826       11,327             --
Hong Kong Dollar (HKD)            Buy       1,938  HKD          8/1/08      248,393           64             --
Indian Rupee (INR)                Buy       6,020  INR          8/1/08      141,408           --            316
Japanese Yen (JPY)               Sell     168,000  JPY         8/28/08    1,559,755       35,762             --
Japanese Yen (JPY)                Buy     239,371  JPY          8/4/08    2,219,275        4,525             --
Mexican Nuevo Peso (MXN)          Buy       1,179  MXN          8/4/08      117,388           --            199
New Turkish Lira (TRY)            Buy         611  TRY          8/1/08      525,774       12,654             --
Norwegian Krone (NOK)             Buy       1,660  NOK          8/4/08      323,909        3,364             --
South Korean Won (KRW)            Buy     327,355  KRW          8/1/08      323,457           --            497
Swedish Krona (SEK)               Buy       1,236  SEK          8/4/08      204,128          399             --
Swiss Franc (CHF)                 Buy         806  CHF          8/5/08      769,409        1,503             --
Thailand Baht (THB)               Buy         954  THB          8/4/08       28,495           22             --
                                                                                         -------        -------
Total unrealized appreciation and depreciation                                           $69,818        $16,711
                                                                                         =======        =======

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS           VALUE      PERCENT
-------------------        -----------   -------
Japan                      $27,693,014     18.1%
France                      27,232,593     17.8
United Kingdom              16,996,029     11.1
United States               13,893,187      9.1
Italy                       10,302,679      6.7
Switzerland                  9,489,272      6.2
Germany                      7,071,874      4.6
Turkey                       6,428,923      4.2
Korea, Republic of South     4,890,807      3.2
Norway                       4,122,145      2.7


              5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Ireland                        3,986,199     2.6
The Netherlands                3,523,377     2.3
Finland                        2,585,230     1.7
Sweden                         2,550,116     1.7
Bermuda                        2,268,399     1.5
Canada                         1,852,337     1.2
India                          1,765,092     1.1
Mexico                         1,463,735     1.0
Greece                         1,198,014     0.8
Taiwan                         1,050,650     0.7
Russia                           847,837     0.6
China                            825,889     0.5
Belgium                          586,566     0.4
Thailand                         344,338     0.2
Hong Kong                         37,030     0.0
                            ------------   -----
Total                       $153,005,332   100.0%
                            ============   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its units as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


              6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.


              7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of July 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


              8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master International Value Fund LLC


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008